SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATE (Details)		12 Months Ended
		Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Income Tax Disclosure [Abstract]
Tax at statutory tax rate		$ (4,507,737)	$ (577,915)	$ (4,582,368)	$ (963,642)
Tax at statutory tax rate, percentage		16.50%	16.50%	16.50%	16.50%
Items not subject to taxes		$ (108,130)	$ 13,863	$ (235,824)	$ (10,398)
Items not subject to taxes, percentage		0.40%	0.40%	0.80%	0.20%
Items not subject to taxes		$ 108,130	$ (13,863)	$ 235,824	$ 10,398
Items not deductible from tax		$ 986,288	$ 126,447	$ 9,265	$ 33,264
Items not deductible from tax, percentage		(3.60%)	(3.60%)	(0.00%)	(0.60%)
Temporary differences		$ 2,842	$ 364	$ 2,750	$ 4,997
Temporary differences, percentage		(0.00%)	(0.00%)	(0.00%)	(0.00%)
Tax loss utilized		$ (23,901)	$ (3,064)
Tax loss utilized, percentage		0.10%	0.10%
Valuation allowance		$ 3,225,791	$ 413,563	$ 2,635,004	$ 587,023
Valuation allowance, percentage		(11.80%)	(11.80%)	(9.50%)	(10.10%)
Income tax rate differential	[1]	$ 424,847	$ 54,468	$ 2,171,173	$ 348,756
Income tax rate differential, percentage	[1]	(1.60%)	(1.60%)	(7.80%)	(6.00%)
Under-provision from prior years				$ 1,172
Under-provision from prior years, percentage				0.00%
Income tax expense				$ 1,172
Income tax expense and effective tax rate, percentage		0.00%	0.00%	0.00%	0.00%

[1]	Represents the foreign income tax rate differential when compared to Hong Kong income tax rate for the years ended March 31, 2024, 2025 and 2026.